Evergreen Asset Management Corp.
                            2500 Westchester Avenue
                            Purchase, New York 10577




                                                             October 30, 1995.


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re    Rule 24f-2 Notice of
         EVERGREEN MONEY MARKET FUND for its fiscal year ended August 31, 1995 Registration No. 33-16706; Investment Company File No.811-5300

Gentlemen:

         In accordance with the provisions of Rule 24f-2, the Evergreen Money Market Fund ("Money Market") hereby files its Rule 24f-2 Notice for the fiscal year ending August 31, 1995 ("Fiscal Year").

         Shares of Beneficial Interest of Money Market having an aggregate offering price of $248,128,072 that had previously been registered under the Securities Act of 1933 (the "Securities Act") other than pursuant to the Regulation remained unsold at the beginning of the Fiscal Year. No Shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to the Regulation.

         During the Fiscal Year, shares of beneficial interest of Money Market having an aggregate offering price of $2,406,543,974 were sold and shares of beneficial interest of Money Market having an aggregate value of $1,703,929,225 were redeemed. Shares of beneficial interest of Money Market having an aggregate offering price of $2,158,415,902 were sold during the Fiscal Year in reliance upon the registration of an indefinite amount of securities under Rule 24f-2 ("24f-2 Declaration").

         Attached to this Rule 24f-2 Notice, and made a part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable.

         In accordance with subsection (c) of Rule 24f-2, a registration fee of $156,719.54 is due on behalf of Money Market. The fee computation is based upon the actual aggregate sale price for which such securities were sold during the Fiscal Year by the Trust, reduced by the difference between:

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                                                        -2-

Securities and Exchange Commission                            August 29, 1995.


         (1) The actual aggregate redemption price of the shares of Money Market redeemed during the Fiscal Year, and

         (2) The actual aggregate redemption price of such redeemed shares previously applied by Money Market pursuant to Rule 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.

Aggregate Sale Price for
Shares Sold During
Fiscal Year in Reliance
upon the 24f-2 Declaration                        $2,158,415,902

Reduced by the
Difference Between:

(1) Aggregate Redemption
Price of Shares Redeemed
During the Fiscal Year                           ($1,703,929,225)

and

(2) Aggregate Redemption
Price of Redeemed Shares
Previously Applied by Fund
Pursuant to Rule 24e-2(a)
Filings Made Pursuant to
Section 24(e)(1) of Invest-
ment Company Act of 1940                          $            0

Equals                                           ($1,703,929,225)

Net aggregate proceeds
from sales and re-
demptions of Shares:                              $  454,486,677

Fee pursuant to Sec.6(b) of
the Securities Act of 1933                                /2900
                                                   -------------
                                                       $156,719.54
                                                   =============



         Any questions regarding the matter should be addressed to Joseph J. McBrien, Esquire at the above address.

                                       Very truly yours,

                                       EVERGREEN MONEY MARKET FUND



                                            By:/s/ John J. Pileggi
                                             -------------------------
                                             John J. Pileggi
                                             President and Treasurer



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